Critical accounting estimates and judgements - Additional information (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Critical accounting estimates and judgments [Abstract]
Revenue from contracts with customers, external costs, percent change	33.00%
UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, not recognised	£ 31,756	£ 4,635